WBI BullBear Quality 3000 ETF
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 97.6%		Shares	Value
Capital Goods - 6.3%
AMETEK, Inc.		1,617	$303,996
EMCOR Group, Inc.		996	646,942
Illinois Tool Works, Inc.		1,143	298,049
Parker- Hannifin Corp.		388	294,162
Rockwell Automation, Inc.		819	286,265
Trane Technologies PLC		697	294,106
			2,123,520

Commercial & Professional Services - 2.7%
Broadridge Financial Solutions, Inc.		1,130	269,132
Cintas Corp.		1,580	324,311
Equifax, Inc.		1,156	296,549
			889,992

Consumer Durables & Apparel - 1.9%
DR Horton, Inc.		3,755	636,360

Consumer Services - 2.6%
Hilton Worldwide Holdings, Inc.		1,050	272,412
Royal Caribbean Cruises Ltd.		884	286,045
Yum! Brands, Inc.		2,006	304,912
			863,369

Consumer Staples Distribution & Retail - 1.7%
Costco Wholesale Corp.		293	271,210
Sysco Corp.		3,691	303,917
			575,127

Energy - 2.8%
Baker Hughes Co.		12,747	621,034
Marathon Petroleum Corp.		1,709	329,392
			950,426

Financial Services - 14.9%
Ameriprise Financial, Inc.		1,317	646,976
Blackstone, Inc.		3,354	573,031
Blue Owl Capital, Inc. - Class A		32,298	546,805
Charles Schwab Corp.		2,979	284,405
CME Group, Inc.		1,061	286,672
Interactive Brokers Group, Inc. - Class A		9,073	624,313
Mastercard, Inc. - Class A		491	279,286
MSCI, Inc.		531	301,295
Robinhood Markets, Inc. - Class A (a)		5,892	843,616
Visa, Inc. - Class A		1,816	619,946
			5,006,345

Food, Beverage & Tobacco - 0.9%
Monster Beverage Corp. (a)		4,662	313,799

Health Care Equipment & Services - 2.6%
ResMed, Inc.		2,093	572,917
Stryker Corp.		754	278,731
			851,648

Insurance - 0.9%
Markel Group, Inc. (a)		152	290,527

Materials - 0.9%
Vulcan Materials Co.		1,019	313,465

Media & Entertainment - 5.3%
Baidu, Inc. - ADR (a)		3,309	436,027
Live Nation Entertainment, Inc. (a)		1,675	273,695
Reddit, Inc. - Class A (a)		1,844	424,102
TKO Group Holdings, Inc.		3,237	653,744
			1,787,568

Pharmaceuticals, Biotechnology & Life Sciences - 6.4%
AbbVie, Inc.		2,888	668,688
Amgen, Inc.		956	269,783
Bristol-Myers Squibb Co.		14,291	644,524
Gilead Sciences, Inc.		2,444	271,284
Regeneron Pharmaceuticals, Inc.		509	286,195
			2,140,474

Real Estate Management & Development - 1.8%
CBRE Group, Inc. - Class A (a)		3,843	605,503

Semiconductors & Semiconductor Equipment - 13.2%
Analog Devices, Inc.		1,152	283,047
Astera Labs, Inc. (a)		2,245	439,571
Credo Technology Group Holding Ltd. (a)		3,056	444,984
KLA Corp.		644	694,618
Lam Research Corp.		5,581	747,296
Monolithic Power Systems, Inc.		678	624,194
NVIDIA Corp.		1,643	306,551
Rambus, Inc. (a)		4,292	447,226
Rigetti Computing, Inc. (a)		15,053	448,429
			4,435,916

Software & Services - 10.9%
Autodesk, Inc. (a)		2,366	751,607
Cadence Design Systems, Inc. (a)		1,849	649,480
D-Wave Quantum, Inc. (a)		17,634	435,736
Intuit, Inc.		967	660,374
ServiceNow, Inc. (a)		767	705,855
SoundHound AI, Inc. - Class A (a)		28,465	457,717
			3,660,769

Technology Hardware & Equipment - 17.6%
Amphenol Corp. - Class A		5,519	682,976
Apple, Inc.		2,968	755,742
Arista Networks, Inc. (a)		4,776	695,911
Ciena Corp. (a)		3,096	450,994
Cisco Systems, Inc.		9,466	647,664
IonQ, Inc. (a)		6,945	427,118
Jabil, Inc.		2,895	628,707
Lumentum Holdings, Inc. (a)		2,745	446,639
Sandisk Corp. DE (a)		3,932	441,170
Ubiquiti, Inc.		464	306,509
Western Digital Corp.		3,483	418,169
			5,901,599

Telecommunication Services - 0.9%
T-Mobile US, Inc.		1,227	293,719

Utilities - 3.3%
NRG Energy, Inc.		4,121	667,396
Oklo, Inc. (a)		3,830	427,543
			1,094,939
TOTAL COMMON STOCKS (Cost $31,253,823)			32,735,065

TOTAL INVESTMENTS - 97.6% (Cost $31,253,823)			32,735,065
Money Market Deposit Account - 9.3% (b)			3,124,080
Liabilities in Excess of Other Assets - (6.9)%			(2,322,643)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$33,536,502
two			–%
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 2.27%.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

WBI BullBear Quality 3000 ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$32,735,065	$–	$–	$32,735,065
Total Investments	$32,735,065	$–	$–	$32,735,065

Refer to the Schedule of Investments for further disaggregation of investment categories.